Equity (Details) $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($)
Equity [Line Item]
Derecognized non-controlling interest	$ 38
Non-controlling shareholders was charged	63
Shengda Automobile [Member]
Equity [Line Item]
Non-controlling shareholders was charged	$ 25
SunCar Online [Member]
Equity [Line Item]
Equity interest acquired	0.02%
Consideration	$ 63